Consolidated Statements of Income and Comprehensive Income (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Weighted average number of shares outstanding, Diluted	9,147,945	1,413,918	10,000